Income Taxes - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Net changes in the liability for unrecognized tax benefits
Balance at the beginning of the period	$ 16,932	$ 12,619
Additions (reductions) for tax positions taken in prior years	399	3,641
Recognition of benefits from expiration of statutes	(26)	(359)
Recognition of benefits from open years effectively settled	(5,359)
Additions for tax positions related to the current year	1,302	986
Additions for tax positions related to current year acquisitions		45
Balance at the end of the period	13,248	16,932	$ 12,619
Unrecognized tax benefits from permanent tax adjustments that, if recognized, would affect the effective rate	3,700	7,500
Unrecognized tax benefits related to settlements with taxing authorities	2,900
Interest and penalties accrued	900	1,600
Total liability for uncertain tax issues	12,000	15,500
Cash amounts paid for income taxes, net of refunds received	$ 1,600	$ 14,200	$ 15,200